PRINCIPAL ACCOUNTING POLICIES - Sales and marketing expenses and Business combinations and non-controlling interests (Details) - CNY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
PRINCIPAL ACCOUNTING POLICIES
Advertising costs	¥ 50.0	¥ 128.9	¥ 443.6	¥ 889.0